Note 30 - Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	2021	2020

Balance at January 1	408	2,471
Cash flows
Repayment
- Capital	(361)	(574)
- Finance cost	(69)	(388)
Unrealised foreign exchange	(34)	(1,487)

Non-cash flow
Finance cost	56	386
Balance at December 31	-	408

Short-term portion of loan facility	-	408

Disclosure of terms and repayments of financing [text block]
				2021		2020
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying value	Face value	Carrying value

Unsecured bank loan - Stanbic	RTGS$	50%	2021	-	-	87	87
Unsecured bank loan - First Capital	RTGS$	55%	2021	-	-	321	321
Total				-	-	408	408